Harbor Mid Cap Value Fund Investment Strategy - Harbor Mid Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in equity securities, principally common stocks, of mid cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies. The Fund defines mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2025, the range of the Index was $1.03 billion to $101.64 billion, but it is expected to change frequently. The Subadvisor looks to identify companies that it believes are out of favor and thus undervalued in the marketplace at the time of purchase and have the potential for appreciation. The Subadvisor’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative model are: ■Indicators of fundamental undervaluation, such as low price-to-cash flow or low price-to-earnings ratios ■Indicators of past negative market sentiment, such as poor past stock price performance ■Indicators of recent momentum, such as high recent stock price performance ■Control of incremental risk relative to the benchmark index All such indicators are measured relative to the overall universe of mid cap companies. As part of its investment process, the Subadvisor considers environmental, social and governance (“ESG”) factors that it believes may have a material impact on an issuer and the value of its securities. As a result, the key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. The Subadvisor utilizes its proprietary quantitative model to make its assessments and, except in very limited circumstances, follows the output of those models when making buy and sell decisions for the Fund’s portfolio.